Gold and Silver Bullion and Stream Inventory	6 Months Ended
Jun. 30, 2025
Gold and Silver Bullion and Stream Inventory
Gold and Silver Bullion and Stream Inventory

Note 7 – Gold and Silver Bullion and Stream Inventory

Gold and silver bullion and stream inventory comprised the following:

	At June 30,	At December 31,
	2025	2024
Gold and silver bullion from royalties received in-kind(1)	$6.6	$89.5
Stream ounces(2)	0.4	7.3
	$7.0	$96.8
1.	Represents gold and silver bullion received from royalty interests settled in-kind. As at June 30, 2025, the Company holds inventory from royalty interests settled in-kind of 2,469 ounces of gold and 11,616 ounces of silver with a carrying value of $6.3 million and $0.3 million, respectively (December 31, 2024 – 41,673 ounces of gold and 10,117 ounces of silver with a carrying value of $89.3 million and $0.2 million, respectively).
2.	Represents gold and silver ounces acquired by the Company from its stream arrangements. As at June 30, 2025, the stream ounces inventory consists of 39,357 ounces of silver with a carrying value of $0.4 million (December 31, 2024 – 6,216 ounces of gold and 154,010 ounces of silver with a carrying value of $5.6 million and $1.7 million, respectively).

During the three months ended June 30, 2025, the Company sold gold and silver bullion from royalties received in-kind with a cost of $104.9 million (Q2 2024 – $4.8 million) for gross proceeds of $147.1 million (Q2 2024 - $5.9 million), resulting in a gain on sale of gold and silver bullion of $42.2 million (Q2 2024 - $1.1 million).

During the six months ended June 30, 2025, the Company sold gold and silver bullion from royalties received in-kind with a cost of $128.0 million (H1 2024 - $14.1 million) for gross proceeds of $177.3 million (H1 2024 - $16.6 million), resulting in a gain on sale of gold and silver bullion of $49.3 million (H1 2024 - $2.5 million).